                       SUPPLEMENT DATED December 19, 2003
                                 TO PROSPECTUS
                               DATED MAY 1, 2003
                                      for
                   VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
                                   Issued by
                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                                      and
                       WRL SERIES LIFE CORPORATE ACCOUNT


This supplement contains additional information and should be read and retained along with the prospectus dated May 1, 2003.

Effective on or around December 19, 2003, we will offer two additional investment options to the WRL Series Life Corporate Account for any existing policyholder who was a policyholder on or before February 1, 2002.


The following investment options are added to the cover page:

First Eagle Variable Funds, Inc.
__      First Eagle Overseas Variable Fund

Third Avenue Variable Series Trust
__      Third Avenue Value Portfolio

The following is inserted in The Portfolios section beginning on page 9:


FIRST EAGLE VARIABLE FUNDS, INC.                  Overseas Fund seeks long-term growth of capital by investing
Managed by Arnhold and S. Bleichroeder            primarily in equities, including common and preferred stock, warrants,
Advisers, LLC                                     or other similar rights, and convertible securities, issued by small and medium size, non-U.S. companies.

THIRD AVENUE VARIABLE SERIES TRUST                Third Avenue Value seeks long-term capital appreciation.  The
Managed by Third Avenue Management LLC            Portfolio invests primarily in the securities of well-capitalized, well-managed companies, which are available at a significant discount to what the Adviser  believes is their true value.

The table in Appendix A entitled "Annual Portfolio Operating Expenses" is amended to add the following:

                                                                                          Fees and
                                                                           Gross Total    Expenses      Total Net
Portfolio                               Management     Other     12b-1       Annual       Waived or      Annual
                                           Fees       Expenses    Fees      Expenses     Reimbursed     Expenses
                                        ----------    --------   -----     -----------   ----------     ---------

First Eagle Overseas Variable Fund         0.75%        0.49%    0.25%        1.49%         0.00%        1.49%
Third Avenue Value Portfolio               0.90%        0.40%     N/A         1.30%         0.00%        1.30%